RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	$ 240,000	$ 250,000	$ 36,000
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	$ 199,950	$ 180,000	$ 106,750